Filed Pursuant to Rule 497(a)

File No. 333-275154

Filed Pursuant to Section 24(b)

File No. 811-23913

Rule 482 ad

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$YLDS surpasses $100M issued on @provenancefdn 🎉

Figure’s SEC-registered, yield-bearing stablecoin has officially crossed nine figures, powered in part by growing institutional adoption, including @OndoFinance’s recent $25M strategic investment integrating $YLDS into OUSG.

Real assets. Real scale. Onchain. See more about the announcement here: https://www.figure.com/newsroom/announcement/ondo-invests-25-million-in-figure-ylds-stablecoin/

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@OndoFinance’s $25M investment brings $YLDS into the reserves powering OUSG, reinforcing growing demand for regulated, asset-backed stablecoins that fit directly into institutional workflows.

This milestone reflects accelerating alignment around transparent, onchain Treasury infrastructure.

[QUOTE ONDO ANNOUNCEMENT]

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Track $YLDS growth and learn more:

🔗 defillama.com/stablecoin/ylds

🔗 ylds.com

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Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

$YLDS Stablecoins are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), which is the issuer of the certificates. The registration of $YLDS and FCC with the SEC does not imply approval of either by the SEC. More information about FCC and $YLDS can be found on FCC’s website, available Here.

You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Download a free prospectus, which contains this and other important information about our certificates. Read the prospectus carefully before you invest. Figure Certificate Company Prospectus available Here.

Figure Certificate Company is a wholly owned subsidiary of Figure Technology Solutions, Inc.

into OUSG.

Real assets. Real scale. Onchain.

See more about the announcement here: figure.com/newsroom/annou...

$100M
$YLDS surpasses $100M issued
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2:42 PM · Nov 25, 2025 · **1,509** Views

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Figure @Figure · 7h

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This milestone reflects accelerating alignment around transparent, onchain Treasury

Show more

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Figure @Figure · 7h

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Track $YLDS growth and learn more:

🔗 defillama.com/stablecoin/ylds

🔗 ylds.com

YLDS
DefiLlama
Market Cap
$100.52m
YLDS (YLDS) - DefiLlama

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